Commitments and contingencies (Details) € in Thousands				12 Months Ended
	Mar. 31, 2026 EUR (€) item	Dec. 31, 2025 EUR (€) item	Apr. 05, 2024 item	Dec. 31, 2025 EUR (€)	Dec. 18, 2025 EUR (€)
Commitments and contingencies
Residual value guarantees in lease contracts | €	€ 1,110,538	€ 1,080,041		€ 1,080,041
Unfair or exclusionary conduct in violation of Section 5 of the FTC act
Commitments and contingencies
Number of civil investigative demands (CIDs) from U.S. Federal Trade Commission			2
Antimonopoly Committee of Ukraine investigation | Ukrainian subsidiary
Commitments and contingencies
Amount of fine imposed | €					€ 543
Antimonopoly Committee of Ukraine investigation | Ukrainian subsidiary | Maximum
Commitments and contingencies
Percentage of revenues which were earned and subject to regulations				0.10%
Information security breach at Cardiovascular Consultants, Ltd
Commitments and contingencies
Number of putative class action lawsuits		2
Number of actions that received class certification		0
Arizona state court
Commitments and contingencies
Number of putative class action lawsuits	1
Number of federal purported class action lawsuits voluntarily dismissed and consolidated with pending state court case	4
Number of negligence claims remaining	1
Pennsylvania federal court
Commitments and contingencies
Number of putative class action lawsuits		1
Number of federal purported class action lawsuits voluntarily dismissed and consolidated with pending state court case		2